Consolidated Portfolio of Investments – as of March 31, 2020 (Unaudited)

ASG Global Alternatives Fund*

Shares	Description	Value (†)
Common Stocks – 8.2% of Net Assets
	Aerospace & Defense – 0.3%
23,111	Arconic, Inc.	$371,162
40,237	Hexcel Corp.	1,496,414
4,178	United Technologies Corp.	394,111

		2,261,687

	Auto Components – 0.1%
106,078	Delphi Technologies PLC(a)	853,928

	Banks – 0.7%
26,511	Carolina Financial Corp.	685,840
93,835	CenterState Bank Corp.	1,616,777
8,021	Citigroup, Inc.	337,844
33,208	IBERIABANK Corp.	1,200,801
84,772	Opus Bank	1,469,099
2,946	U.S. Bancorp	101,490

		5,411,851

	Beverages – 0.0%
4,026	Coca-Cola European Partners PLC	151,096
834	PepsiCo, Inc.	100,163

		251,259

	Biotechnology – 0.0%
3,016	Exact Sciences Corp.(a)	174,928
3,077	Ionis Pharmaceuticals, Inc.(a)	145,481

		320,409

	Building Products – 0.1%
11,758	Apogee Enterprises, Inc.	244,802
7,261	Masonite International Corp.(a)	344,534

		589,336

	Capital Markets – 0.4%
14,310	Bank of New York Mellon Corp. (The)	481,961
3,736	Blackstone Group, Inc. (The), Class A	170,249
3,095	Brookfield Asset Management, Inc., Class A	136,954
400	MarketAxess Holdings, Inc.	133,028
48,032	TD Ameritrade Holding Corp.	1,664,789

		2,586,981

	Chemicals – 0.0%
825	Ecolab, Inc.	128,560

	Commercial Services & Supplies – 0.0%
2,317	Copart, Inc.(a)	158,761
978	Waste Management, Inc.	90,524

		249,285

Shares	Description	Value (†)
Common Stocks – continued
	Communications Equipment – 0.0%
996	Ubiquiti, Inc.	$141,014

	Construction & Engineering – 0.1%
16,288	AECOM(a)	486,197

	Construction Materials – 0.1%
6,169	Eagle Materials, Inc.	360,393

	Consumer Finance – 0.1%
58,246	SLM Corp.	418,789

	Containers & Packaging – 0.0%
1,334	AptarGroup, Inc.	132,786
4,747	Silgan Holdings, Inc.	137,758

		270,544

	Distributors – 0.1%
17,096	LKQ Corp.(a)	350,639

	Diversified Consumer Services – 0.0%
10,031	Vivint Smart Home, Inc.(a)	125,789

	Diversified Telecommunication Services – 0.0%
2,889	Verizon Communications, Inc.	155,226

	Electric Utilities – 0.2%
1,586	ALLETE, Inc.	96,239
2,035	Alliant Energy Corp.	98,270
1,168	American Electric Power Co., Inc.	93,417
2,121	Avangrid, Inc.	92,857
1,239	Duke Energy Corp.	100,210
1,069	Entergy Corp.	100,454
1,222	Eversource Energy	95,573
2,960	Exelon Corp.	108,958
2,657	FirstEnergy Corp.	106,466
2,161	Hawaiian Electric Industries, Inc.	93,031
1,129	IDACORP, Inc.	99,115
333	NextEra Energy, Inc.	80,126
3,502	OGE Energy Corp.	107,616
1,424	Pinnacle West Capital Corp.	107,925
1,600	Portland General Electric Co.	76,704
1,884	Southern Co. (The)	102,000
1,641	Xcel Energy, Inc.	98,952

		1,657,913

	Electrical Equipment – 0.0%
16,281	Vertiv Holdings Co.(a)	140,831

	Electronic Equipment, Instruments & Components – 0.0%
1,710	Keysight Technologies, Inc.(a)	143,093

	Entertainment – 0.1%
38,565	Lions Gate Entertainment Corp., Class A(a)	234,475

Shares	Description	Value (†)
Common Stocks – continued
	Entertainment – continued
2,227	Madison Square Garden Co. (The), Class A(a)	$470,810

		705,285

	Food & Staples Retailing – 0.1%
10,170	Sysco Corp.	464,057
17,544	U.S. Foods Holding Corp.(a)	310,704
1,114	Walmart, Inc.	126,573

		901,334

	Food Products – 0.3%
11,280	Campbell Soup Co.	520,685
16,340	Conagra Brands, Inc.	479,416
17,929	Hain Celestial Group, Inc. (The)(a)	465,616
14,063	Mondelez International, Inc., Class A	704,275

		2,169,992

	Gas Utilities – 0.1%
986	Atmos Energy Corp.	97,841
317	Brookfield Infrastructure Corp., Class A(a)	10,319
1,257	ONE Gas, Inc.	105,110
1,374	Spire, Inc.	102,336
8,467	Suburban Propane Partners LP	119,723

		435,329

	Health Care Equipment & Supplies – 0.3%
6,587	Baxter International, Inc.	534,799
5,100	Danaher Corp.	705,891
539	DexCom, Inc.(a)	145,137
927	Insulet Corp.(a)	153,585
5,204	Zimmer Biomet Holdings, Inc.	526,020

		2,065,432

	Health Care Providers & Services – 0.1%
8,522	Magellan Health, Inc.(a)	409,993

	Health Care Technology – 0.1%
12,296	Cerner Corp.	774,525
1,109	Veeva Systems, Inc., Class A(a)	173,414

		947,939

	Hotels, Restaurants & Leisure – 0.4%
14,353	Accel Entertainment, Inc., Class A(a)	107,648
34,444	Bloomin’ Brands, Inc.	245,930
910	Chipotle Mexican Grill, Inc.(a)	595,504
7,288	Hilton Worldwide Holdings, Inc.	497,333
6,858	Jack in the Box, Inc.	240,373
669	McDonald’s Corp.	110,619
19,943	MGM Resorts International	235,327
7,317	Starbucks Corp.	481,020
17,683	Wendy’s Co. (The)	263,123

Shares	Description	Value (†)
Common Stocks – continued
	Hotels, Restaurants & Leisure – continued
1,993	Yum! Brands, Inc.	$136,580

		2,913,457

	Household Durables – 0.0%
63	NVR, Inc.(a)	161,854

	Household Products – 0.1%
4,575	Procter & Gamble Co. (The)	503,250

	Independent Power & Renewable Electricity Producers – 0.0%
5,011	Atlantica Yield PLC	111,745

	Industrial Conglomerates – 0.1%
48,025	General Electric Co.	381,318

	Insurance – 0.2%
3,954	Aflac, Inc.	135,385
1,250	Allstate Corp. (The)	114,663
1,937	American Financial Group, Inc.	135,745
1,526	Arthur J. Gallagher & Co.	124,384
3,621	Axis Capital Holdings Ltd.	139,952
3,510	Brown & Brown, Inc.	127,132
1,293	Chubb Ltd.	144,415
1,192	Hanover Insurance Group, Inc. (The)	107,971
163	Markel Corp.(a)	151,246
1,180	Marsh & McLennan Cos., Inc.	102,023
1,412	Travelers Cos., Inc. (The)	140,282
116	White Mountains Insurance Group Ltd.	105,560

		1,528,758

	Interactive Media & Services – 0.1%
13,746	Snap, Inc., Class A(a)	163,440
7,119	Twitter, Inc.(a)	174,843

		338,283

	Internet & Direct Marketing Retail – 0.1%
20,170	eBay, Inc.	606,310
316	MercadoLibre, Inc.(a)	154,391

		760,701

	IT Services – 0.1%
2,503	Amdocs Ltd.	137,590
1,287	Okta, Inc.(a)	157,349
2,040	Paychex, Inc.	128,357
7,073	Repay Holdings Corp.(a)	101,497

		524,793

	Leisure Products – 0.0%
25,878	Callaway Golf Co.	264,473

	Machinery – 0.1%
9,810	ITT, Inc.	444,981

Shares	Description	Value (†)
Common Stocks – continued
	Machinery – continued
25,467	Trinity Industries, Inc.	$409,255

		854,236

	Media – 0.1%
7,619	Altice USA, Inc., Class A(a)	169,828
24,816	Loral Space & Communications, Inc.(a)	403,260

		573,088

	Metals & Mining – 0.0%
3,621	Agnico Eagle Mines Ltd.	144,080
8,186	Barrick Gold Corp.	149,967

		294,047

	Multi-Utilities – 0.2%
1,372	Ameren Corp.	99,923
2,854	Brookfield Infrastructure Partners LP	102,658
1,644	CMS Energy Corp.	96,585
1,135	Consolidated Edison, Inc.	88,530
1,324	Dominion Energy, Inc.	95,580
875	DTE Energy Co.	83,099
3,859	MDU Resources Group, Inc.	82,969
1,652	NorthWestern Corp.	98,839
2,474	Public Service Enterprise Group, Inc.	111,107
905	Sempra Energy	102,256
1,040	WEC Energy Group, Inc.	91,655

		1,053,201

	Oil, Gas & Consumable Fuels – 0.2%
13,123	Cheniere Energy, Inc.(a)	439,621
15,489	CVR Energy, Inc.	256,033
9,948	Diamondback Energy, Inc.	260,638
4,427	Magellan Midstream Partners LP	161,541
14,976	Marathon Petroleum Corp.	353,733

		1,471,566

	Personal Products – 0.0%
4,322	Medifast, Inc.	270,125

	Pharmaceuticals – 0.3%
9,651	Allergan PLC	1,709,192
794	Johnson & Johnson	104,117

		1,813,309

	Professional Services – 0.0%
270	CoStar Group, Inc.(a)	158,547
719	Verisk Analytics, Inc.	100,214

		258,761

	Real Estate Management & Development – 0.1%
9,898	CBRE Group, Inc., Class A(a)	373,254

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Apartments – 0.1%
3,900	American Campus Communities, Inc.	$108,225
4,390	American Homes 4 Rent, Class A	101,848
2,853	Apartment Investment & Management Co., Class A	100,283
586	AvalonBay Communities, Inc.	86,242
1,236	Camden Property Trust	97,941
1,603	Equity Residential	98,921
451	Essex Property Trust, Inc.	99,328
4,823	Invitation Homes, Inc.	103,067
941	Mid-America Apartment Communities, Inc.	96,951
2,744	UDR, Inc.	100,266

		993,072

	REITs - Diversified – 0.4%
17,978	Digital Realty Trust, Inc.	2,497,324
3,661	Duke Realty Corp.	118,543
8,348	Gaming & Leisure Properties, Inc.	231,323
20,500	New Residential Investment Corp.	102,705
1,662	W.P. Carey, Inc.	96,529

		3,046,424

	REITs - Health Care – 0.0%
1,722	National Health Investors, Inc.	85,273

	REITs - Hotels – 0.1%
15,683	Apple Hospitality REIT, Inc.	143,813
15,273	MGM Growth Properties LLC, Class A	361,512

		505,325

	REITs - Manufactured Homes – 0.0%
1,898	Equity LifeStyle Properties, Inc.	109,097
820	Sun Communities, Inc.	102,377

		211,474

	REITs - Mortgage – 0.2%
8,324	AGNC Investment Corp.	88,068
36,318	Annaly Capital Management, Inc.	184,132
21,004	Apollo Commercial Real Estate Finance, Inc.	155,850
13,899	ARMOUR Residential REIT, Inc.	122,450
4,880	Blackstone Mortgage Trust, Inc., Class A	90,866
18,262	Broadmark Realty Capital, Inc.	137,330
11,570	Chimera Investment Corp.	105,287
14,770	Invesco Mortgage Capital, Inc.	50,366
9,110	KKR Real Estate Finance Trust, Inc.	136,741
58,733	New York Mortgage Trust, Inc.	91,036
10,845	PennyMac Mortgage Investment Trust	115,174
7,602	Starwood Property Trust, Inc.	77,920
24,662	Two Harbors Investment Corp.	93,962

		1,449,182

	REITs - Office Property – 0.1%
3,616	Douglas Emmett, Inc.	110,324

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Office Property – continued
3,337	Easterly Government Properties, Inc.	$82,223
3,097	Equity Commonwealth	98,206
3,413	JBG SMITH Properties	108,636
1,770	Kilroy Realty Corp.	112,749

		512,138

	REITs - Shopping Centers – 0.0%
1,156	Federal Realty Investment Trust	86,249
2,235	Regency Centers Corp.	85,891

		172,140

	REITs - Single Tenant – 0.0%
3,411	Getty Realty Corp.	80,977
3,990	STORE Capital Corp.	72,299

		153,276

	REITs - Storage – 0.0%
462	Public Storage	91,758

	REITs - Warehouse/Industrials – 0.0%
1,066	EastGroup Properties, Inc.	111,376
2,322	Terreno Realty Corp.	120,163

		231,539

	Road & Rail – 0.0%
10,763	Uber Technologies, Inc.(a)	300,503

	Semiconductors & Semiconductor Equipment – 0.1%
8,014	Applied Materials, Inc.	367,201
1,227	KLA Corp.	176,369
2,070	Xilinx, Inc.	161,336

		704,906

	Software – 1.3%
9,494	2U, Inc.(a)	201,463
1,296	Adobe, Inc.(a)	412,439
1,155	Atlassian Corp. PLC, Class A(a)	158,535
19,683	Box, Inc., Class A(a)	276,349
5,565	Citrix Systems, Inc.	787,726
13,187	Cornerstone OnDemand, Inc.(a)	418,687
1,702	DocuSign, Inc.(a)	157,265
391	Fair Isaac Corp.(a)	120,307
4,249	Fortinet, Inc.(a)	429,871
27,590	NortonLifeLock, Inc.	516,209
15,114	Open Text Corp.	527,781
668	Paycom Software, Inc.(a)	134,943
7,573	PTC, Inc.(a)	463,543
816	RingCentral, Inc., Class A(a)	172,919
3,809	salesforce.com, Inc.(a)	548,420
2,135	ServiceNow, Inc.(a)	611,848
253,973	TiVo Corp.	1,798,129
2,174	Tyler Technologies, Inc.(a)	644,721

Shares	Description	Value (†)
Common Stocks – continued
	Software – continued
1,075	Workday, Inc., Class A(a)	$139,987
8,435	Zendesk, Inc.(a)	539,924
2,569	Zscaler, Inc.(a)	156,349

		9,217,415

	Specialty Retail – 0.2%
5,049	Advance Auto Parts, Inc.	471,173
206	AutoZone, Inc.(a)	174,276
4,829	Lowe’s Cos., Inc.	415,535
25,955	Rent-A-Center, Inc.	367,004

		1,427,988

	Technology Hardware, Storage & Peripherals – 0.1%
23,818	HP, Inc.	413,480

	Textiles, Apparel & Luxury Goods – 0.0%
762	Lululemon Athletica, Inc.(a)	144,437

	Thrifts & Mortgage Finance – 0.1%
10,897	Capitol Federal Financial, Inc.	126,514
7,448	Columbia Financial, Inc.(a)	107,251
11,239	Northwest Bancshares, Inc.	130,035
8,091	TFS Financial Corp.	123,550

		487,350

	Trading Companies & Distributors – 0.1%
15,231	HD Supply Holdings, Inc.(a)	433,017
12,777	WESCO International, Inc.(a)	291,955

		724,972

	Water Utilities – 0.0%
769	American Water Works Co., Inc.	91,942

	Total Common Stocks (Identified Cost $71,840,027)	59,953,841

Exchange-Traded Funds – 0.6%
52,871	iShares® iBoxx $ High Yield Corporate Bond ETF (Identified Cost $4,653,790)	4,074,768

Principal Amount
Short-Term Investments – 89.3%
	Certificates of Deposit – 57.3%
$ 5,000,000	Bank of Montreal (IL), 1-month LIBOR + 0.180%, 1.695%, 4/03/2020(b)	5,000,479
31,000,000	Landesbank Baden Wurttemberg (NY), 0.250%, 4/06/2020	30,999,876
25,000,000	Mizuho Bank Ltd. (NY), 1-month LIBOR + 0.200%, 0.950%, 4/20/2020(b)	25,003,579
10,000,000	Landesbank Hessen (NY), 1.300%, 4/27/2020	10,002,862

Principal Amount	Description	Value (†)
	Certificates of Deposit – continued
$ 15,000,000	Landesbank Hessen (NY), 1.640%, 5/06/2020	$15,008,952
20,000,000	DNB Nor Bank ASA (NY), 1.630%, 5/12/2020	20,019,074
20,000,000	Credit Industriel et Commercial (NY), 1.620%, 5/19/2020	20,013,936
16,500,000	Sumitomo Mitsui Trust Bank (NY), 3-month LIBOR + 0.070%, 1.763%, 5/19/2020(b)	16,490,900
30,000,000	National Australia Bank (NY), 1-month LIBOR + 0.150%, 0.923%, 5/20/2020(b)(c)	29,998,989
25,000,000	Sumitomo Mitsui Banking Corp. (NY), 1-month LIBOR + 0.050%, 0.913%, 6/10/2020(b)	24,993,671
25,000,000	Mitsubishi UFJ Trust & Banking Corp. (NY), 1-month LIBOR + 0.070%, 0.933%, 6/10/2020(b)	24,994,999
30,000,000	Nordea Bank ABP (NY), 3-month LIBOR + 0.060%, 0.828%, 6/11/2020(b)	29,974,326
20,000,000	Royal Bank of Canada (NY), 1-month LIBOR + 0.180%, 0.991%, 6/12/2020(b)(c)	19,993,559
20,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 3-month LIBOR + 0.070%, 0.811%, 6/16/2020(b)	19,982,098
25,000,000	Norinchukin Bank (NY), 1.640%, 6/18/2020	25,024,395
25,000,000	DZ Bank (NY), 1.250%, 6/25/2020	25,001,240
20,000,000	Royal Bank of Canada (NY), 1-month LIBOR + 0.210%, 1.073%, 7/10/2020(b)(c)	19,984,955
5,000,000	MUFG Bank Ltd. (NY), 0.980%, 8/28/2020	4,991,073
20,000,000	Bank of Montreal (IL), 0.800%, 9/04/2020	19,937,281
5,000,000	Toronto-Dominion Bank (NY), 1.020%, 9/11/2020	4,989,867
25,000,000	Toronto-Dominion Bank (NY), 1-month LIBOR + 0.310%, 1.083%, 10/20/2020(b)(c)	24,970,968

		417,377,079

	Commercial Paper – 15.1%
31,000,000	Credit Agricole Corporate & Investment Bank (NY), 0.090%, 4/03/2020(d)	30,999,969
3,000,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 1.801%, 4/08/2020(d)	2,999,229
9,000,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 1.602%, 4/15/2020(d)	8,994,188
25,000,000	Santander UK PLC, 1.738%, 4/21/2020(d)	24,983,958
25,000,000	ING U.S. Funding LLC, (Credit Support: ING Bank NV), 1.791%, 5/06/2020(d)	24,969,500
17,000,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 1.103%, 6/02/2020(d)	16,952,400

		109,899,244

Principal Amount	Description	Value (†)
	Time Deposits – 10.6%
$ 9,000,000	Canadian Imperial Bank of Commerce, 0.020%, 4/01/2020	$9,000,000
34,000,000	Skandinaviska Enskilda Banken (NY), 0.030%, 4/01/2020	34,000,000
34,000,000	National Bank of Kuwait (NY), 0.070%, 4/01/2020	34,000,000

		77,000,000

	Other Notes – 4.1%
30,000,000	Bank of America NA, 1.840%, 6/15/2020	30,110,132
	Treasuries – 2.1%
8,350,000	U.S. Treasury Bills, 1.517%, 4/02/2020(d)(e)	8,350,000
7,250,000	U.S. Treasury Bills, 0.780%-1.530%, 5/07/2020(d)(e)(f)	7,249,538

		15,599,538

	Repurchase Agreements – 0.1%
377,889	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2020 at 0.000% to be repurchased at $377,889 on 4/01/2020 collateralized by $370,000 U.S. Treasury Note, 2.875% due 10/15/2021 valued at $390,031 including accrued interest(g)	377,889

	Total Short-Term Investments (Identified Cost $650,358,051)	650,363,882

	Total Investments – 98.1% (Identified Cost $726,851,868)	714,392,491
	Other assets less liabilities – 1.9%	13,779,073

	Net Assets – 100.0%	$728,171,564

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of March 31, 2020, the value of the Fund’s investment in the Subsidiary was $8,328,871, representing 1.14% of the Fund’s net assets.

*	Subsequent Event. The Board of Trustees approved a change in the name of the Fund to AlphaSimplex Global Alternatives Fund. This change will be effective at the close of business on April 30, 2020.

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Equity basket total return swaps are valued based on the value of the underlying listed equity securities as reported by an independent pricing service. If prices from an independent pricing service are not available, prices from a broker-dealer may be used.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2020, futures contracts were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the contracts, as follows:

Notional Value	Unrealized Appreciation/ Depreciation*	Unrealized as a Percentage of Net Assets
$ 20,810,857	$2,623,517	0.36%

*	Amount represents gross unrealized appreciation/(depreciation) at absolute value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Variable rate security. Rate as of March 31, 2020 is disclosed.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(e)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(f)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

(g)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
REITs	Real Estate Investment Trusts
SLM	Sallie Mae
CHF	Swiss Franc
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When the Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Fund may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts.

At March 31, 2020, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
UBS AG	6/17/2020	CHF	B	2,125,000	$2,174,600	$2,215,803	$41,203
UBS AG	6/17/2020	CHF	B	4,500,000	4,835,366	4,692,290	(143,076)
UBS AG	6/17/2020	NOK	B	86,000,000	7,676,803	8,274,458	597,655
UBS AG	6/17/2020	NOK	B	134,000,000	13,459,125	12,892,760	(566,365)
UBS AG	6/17/2020	NOK	S	198,000,000	20,713,388	19,050,497	1,662,891
UBS AG	6/17/2020	NZD	B	74,300,000	46,860,861	44,308,062	(2,552,799)
UBS AG	6/17/2020	NZD	S	46,700,000	28,177,796	27,849,078	328,718
UBS AG	6/17/2020	NZD	S	15,400,000	8,908,857	9,183,636	(274,779)
UBS AG	6/17/2020	SEK	B	78,000,000	8,231,374	7,897,906	(333,468)
UBS AG	6/17/2020	SEK	S	36,000,000	3,577,397	3,645,187	(67,790)
UBS AG	6/17/2020	SGD	S	6,125,000	4,410,473	4,314,307	96,166
UBS AG	6/17/2020	ZAR	S	19,500,000	1,203,107	1,079,370	123,737

Total							$(1,087,907)

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2020, open long futures contracts were as follows:

Financial and Currency Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	6/30/2020	592	$128,089,374	$130,466,625	$2,377,251
3 Year Australia Government Bond	6/15/2020	123	8,838,428	8,860,156	21,728
5 Year U.S. Treasury Note	6/30/2020	475	58,445,781	59,545,703	1,099,922
10 Year Australia Government Bond	6/15/2020	307	27,886,345	28,440,688	554,343
10 Year Canada Government Bond	6/19/2020	27	2,824,493	2,822,980	(1,513)
10 Year U.S. Treasury Note	6/19/2020	590	79,768,305	81,825,625	2,057,320
ASX SPI 200™	6/18/2020	5	395,586	392,818	(2,768)
Australian Dollar	6/15/2020	105	6,928,810	6,450,150	(478,660)
DAX	6/19/2020	25	5,811,935	6,829,360	1,017,425
E-mini NASDAQ 100	6/19/2020	6	958,967	934,350	(24,617)
E-mini Russell 2000	6/19/2020	120	5,926,360	6,885,600	959,240
E-mini S&P MidCap 400®	6/19/2020	3	470,725	431,340	(39,385)
Euro Schatz	6/08/2020	139	17,221,902	17,199,066	(22,836)
EURO STOXX 50®	6/19/2020	137	3,500,923	4,150,641	649,718
Euro-Buxl® 30 Year Bond	6/08/2020	5	1,192,455	1,157,493	(34,962)
Euro-OAT	6/08/2020	32	5,860,697	5,901,306	40,609
Eurodollar	6/15/2020	49	12,058,287	12,185,687	127,400
Eurodollar	9/14/2020	94	23,406,837	23,416,575	9,738
FTSE 100 Index	6/19/2020	87	5,335,057	6,089,875	754,818
German Euro BOBL	6/08/2020	29	4,346,582	4,324,568	(22,014)
Hang Seng Index®	4/28/2020	10	1,500,952	1,529,780	28,828
Mexican Peso	6/15/2020	234	5,214,345	4,903,470	(310,875)
MSCI Emerging Markets Index	6/19/2020	110	5,266,760	4,635,950	(630,810)
S&P/TSX 60 Index	6/18/2020	6	721,126	694,266	(26,860)
Sterling	6/17/2020	167	25,748,637	25,814,756	66,119
TOPIX	6/11/2020	34	4,266,404	4,436,364	169,960
U.S. Dollar Index	6/15/2020	12	1,199,335	1,189,104	(10,231)

Total					$8,328,888

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Brent Crude Oil	5/29/2020	97	$2,995,590	$2,877,020	$(118,570)
Coffee	7/21/2020	25	1,122,656	1,128,281	5,625
Copper LME	6/17/2020	192	27,186,000	23,763,600	(3,422,400)
Gasoline	4/30/2020	67	4,284,597	1,667,858	(2,616,739)
Gold	6/26/2020	70	10,950,190	11,176,200	226,010
Live Cattle	6/30/2020	95	3,802,180	3,498,850	(303,330)
New York Harbor ULSD	4/30/2020	1	58,048	42,063	(15,985)
Nickel LME	6/17/2020	74	5,717,832	5,096,898	(620,934)
Soybean Meal	7/14/2020	66	2,008,040	2,104,740	96,700
Sugar	6/30/2020	207	2,532,712	2,434,320	(98,392)
Wheat	7/14/2020	287	7,735,450	8,071,875	336,425
Zinc LME	6/17/2020	189	10,129,455	8,999,944	(1,129,511)

Total					$(7,661,101)

At March 31, 2020, open short futures contracts were as follows:

Financial and Currency Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
30 Year U.S. Treasury Bond	6/19/2020	95	$15,766,172	$17,010,938	$(1,244,766)
Brazilian Real	4/30/2020	52	1,010,270	1,000,480	9,790
British Pound	6/15/2020	10	787,044	778,500	8,544
Canadian Dollar	6/16/2020	98	6,830,760	6,962,410	(131,650)
E-mini S&P 500®	6/19/2020	38	4,777,712	4,882,430	(104,718)
Euro	6/15/2020	392	55,367,956	54,142,550	1,225,406
Euro-BTP	6/08/2020	19	2,819,331	2,963,259	(143,928)
German Euro Bund	6/08/2020	156	29,540,863	29,680,744	(139,881)
Indian Rupee	4/28/2020	132	3,413,256	3,469,488	(56,232)
Japanese Yen	6/15/2020	58	6,795,526	6,756,638	38,888
UK Long Gilt	6/26/2020	40	6,753,175	6,766,465	(13,290)

Total					$(551,837)

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Aluminum LME	6/17/2020	62	$2,682,732	$2,359,875	$322,857
Cocoa	7/16/2020	93	2,074,830	2,100,870	(26,040)
Copper	5/27/2020	15	931,512	835,500	96,012
Copper LME	6/17/2020	205	27,232,667	25,372,594	1,860,073
Corn	7/14/2020	574	10,941,638	9,930,200	1,011,438
Cotton	7/09/2020	41	1,101,670	1,043,450	58,220
Low Sulfur Gasoil	5/12/2020	15	517,225	442,125	75,100
Natural Gas	4/28/2020	67	1,270,610	1,098,800	171,810
Nickel LME	6/17/2020	34	2,464,257	2,341,818	122,439
Silver	5/27/2020	13	1,142,505	920,140	222,365
Soybean	7/14/2020	73	3,270,550	3,246,675	23,875
Soybean Oil	7/14/2020	50	840,228	820,800	19,428
WTI Crude Oil	5/19/2020	226	5,466,980	5,539,260	(72,280)

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Zinc LME	6/17/2020	90	$4,338,076	$4,285,688	$52,388

Total					$3,937,685

[1]	Commodity futures are held by ASG Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary.

Swap Agreements.

The Fund may enter into equity basket total return swap agreements. An equity basket total return swap is an agreement between two parties to exchange, for a specified period and based on the notional amount, the total return on an underlying basket of equity securities for, typically, fixed or floating interest payments. When a Fund pays interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Fund may be required to pay the change in value to the counterparty in addition to the interest payment; conversely, when a Fund receives interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Fund may receive the change in value in addition to the interest payment. The Fund receives net interest or pays net total return depending on whether the values of the underlying assets decrease or increase. Dividends declared on short reference entity common stocks are accrued and paid to the counterparty. Equity basket total return swap agreements typically reset on a monthly basis.

Equity basket total return swap agreements are valued daily, and fluctuations in value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement. Payments made or received by the Fund as a result of a reset or termination of the agreement are recorded as realized gain or loss.

Equity basket total return swap agreements are privately negotiated in the over-the-counter market and are entered into as bilateral contracts. Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. Bilateral swap agreements may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts. The Fund covers its net obligations under outstanding equity basket total return swap agreements by segregating or earmarking cash or securities.

At March 31, 2020, the Fund had the following open swap agreements:

Bilateral Equity Basket Total Return Swaps (a)

Reference Entity	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)	Value of Reference Entities	Notional Amount Net Asset Percentage
Equity Securities Short	Morgan Stanley Capital Services LLC	5/19/2020	$(21,831,067)	$—	$(21,831,067)	(3.0%)

(a)

The Fund receives or pays, on a monthly basis, the total return on a portfolio of short equity positions net of one day U.S. Federal Funds Effective Rate minus a spread of 0.45%-0.75% as calculated on the notional amount.

The following table represents the reference entities underlying the total return swap with Morgan Stanley Capital Services LLC as of March 31, 2020:

Common Stocks - Short	Shares	Value	% of Basket Value
Aerospace & Defense
AeroVironment, Inc.	(2,495)	$(152,095)	(0.7%)
Spirit AeroSystems Holdings, Inc.	(4,301)	(102,923)	(0.5%)

		(255,018)
Auto Components
BorgWarner, Inc.	(48,480)	(1,181,458)	(5.4%)
Goodyear Tire & Rubber Co. (The)	(27,894)	(162,343)	(0.7%)

		(1,343,801)
Banks
First Horizon National Corp.	(154,130)	(1,242,288)	(5.7%)
Pacific Premier Bancorp, Inc.	(77,312)	(1,456,558)	(6.7%)
South State Corp.	(28,159)	(1,653,778)	(7.6%)
United Bankshares, Inc.	(29,558)	(682,199)	(3.1%)

		(5,034,823)

Common Stocks - Short	Shares	Value	% of Basket Value
Biotechnology
AbbVie, Inc.	(8,357)	(636,720)	(2.9%)
Agios Pharmaceuticals, Inc.	(4,132)	(146,603)	(0.7%)
Alkermes PLC	(12,378)	(178,491)	(0.8%)
Bluebird Bio, Inc.	(3,393)	(155,942)	(0.7%)
Heron Therapeutics, Inc.	(14,741)	(173,059)	(0.8%)
Intercept Pharmaceuticals, Inc.	(2,344)	(147,578)	(0.7%)
Madrigal Pharmaceuticals, Inc.	(2,618)	(174,778)	(0.8%)
Sarepta Therapeutics, Inc.	(1,884)	(184,293)	(0.8%)
Vericel Corp.	(2,215)	(20,312)	(0.1%)

		(1,817,776)
Capital Markets
Charles Schwab Corp. (The)	(52,052)	(1,749,988)	(8.0%)

Chemicals
Chemours Co. (The)	(14,175)	(125,732)	(0.6%)
Ferro Corp.	(15,625)	(146,250)	(0.7%)
Mosaic Co. (The)	(15,409)	(166,725)	(0.8%)
Olin Corp.	(13,618)	(158,922)	(0.7%)
Westlake Chemical Corp.	(4,715)	(179,972)	(0.8%)

		(777,601)
Communications Equipment
CommScope Holding Co., Inc.	(17,165)	(156,373)	(0.7%)

Diversified Telecommunication Services
CenturyLink, Inc.	(16,984)	(160,669)	(0.7%)

Electronic Equipment, Instruments & Components
TTM Technologies, Inc.	(16,229)	(167,808)	(0.8%)

Energy Equipment & Services
Halliburton Co.	(14,842)	(101,668)	(0.5%)
National Oilwell Varco, Inc.	(14,629)	(143,803)	(0.7%)
Schlumberger Ltd.	(9,616)	(129,720)	(0.6%)
Transocean Ltd.	(47,209)	(54,762)	(0.3%)

		(429,953)
Equity Real Estate Investment Trusts
Digital Realty Trust, Inc.	(17,978)	(2,497,324)	(11.4%)

Health Care Equipment & Supplies
STAAR Surgical Co.	(4,665)	(150,493)	(0.7%)
Tandem Diabetes Care, Inc.	(1,810)	(116,473)	(0.5%)

		(266,966)
Health Care Providers & Services
BioTelemetry, Inc.	(4,048)	(155,888)	(0.7%)
MEDNAX, Inc.	(13,579)	(158,060)	(0.7%)

		(313,948)
Hotels, Restaurants & Leisure
International Game Technology PLC	(23,823)	(141,747)	(0.6%)
Penn National Gaming, Inc.	(8,237)	(104,198)	(0.5%)

		(245,945)

Common Stocks - Short	Shares	Value	% of Basket Value
Household Durables
Newell Brands, Inc.	(12,149)	(161,339)	(0.7%)

Interactive Media & Entertainment
SINA Corp.	(5,010)	(159,518)	(0.7%)

Internet & Direct Marketing Retail
Grubhub, Inc.	(3,038)	(123,738)	(0.6%)

Machinery
Greenbrier Cos., Inc. (The)	(8,626)	(153,025)	(0.7%)
Woodward, Inc.	(25,148)	(1,494,797)	(6.8%)

		(1,647,822)
Media
AMC Networks, Inc.	(6,824)	(165,891)	(0.8%)

Metals & Mining
Alcoa Corp.	(15,914)	(98,030)	(0.4%)
Freeport-McMoRan, Inc.	(23,326)	(157,451)	(0.7%)
Steel Dynamics, Inc.	(7,649)	(172,409)	(0.8%)

		(427,889)
Oil, Gas & Consumable Fuels
Apache Corp.	(17,136)	(71,629)	(0.3%)
Cimarex Energy Co.	(8,982)	(151,167)	(0.7%)
CNX Resources Corp.	(17,900)	(95,228)	(0.4%)
Golar LNG Ltd.	(22,248)	(175,314)	(0.8%)
Occidental Petroleum Corp.	(9,330)	(108,041)	(0.5%)
Parsley Energy, Inc.	(20,162)	(115,528)	(0.5%)
PBF Energy, Inc.	(13,539)	(95,856)	(0.4%)
Western Midstream Operating LP	(23,662)	(76,665)	(0.4%)

		(889,428)
Paper & Forest Products
Boise Cascade LLC	(6,384)	(151,812)	(0.7%)

Pharmaceuticals
Supernus Pharmaceuticals, Inc.	(9,844)	(177,094)	(0.8%)
Theravance Biopharma, Inc.	(7,501)	(173,348)	(0.8%)

		(350,442)
Semiconductors & Semiconductor Equipment
Xperi Corp.	(115,557)	(1,607,398)	(7.4%)

Software
Nutanix, Inc., Class A	(4,813)	(76,045)	(0.3%)

Specialty Retail
L Brands, Inc.	(10,125)	(117,045)	(0.5%)
National Vision Holdings, Inc.	(6,665)	(129,434)	(0.6%)

		(246,479)
Technology Hardware, Storage & Peripherals
Western Digital Corp.	(4,137)	(172,182)	(0.8%)

Textiles, Apparel & Luxury Goods
Capri Holdings Ltd.	(10,296)	(111,094)	(0.5%)

Common Stocks - Short	Shares	Value	% of Basket Value
Tapestry, Inc.	(11,027)	(142,800)	(0.7%)

		(253,894)
Wireless Telecommunication Services
U.S. Cellular Corp.	(6,118)	(179,196)	(0.8%)

Total Common Stocks - Short		$(21,831,067)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$59,953,841	$—	$—	$59,953,841
Exchange-Traded Funds	4,074,768	—	—	4,074,768
Short-Term Investments*	—	650,363,882	—	650,363,882
Forward Foreign Currency Contracts (unrealized appreciation)	—	2,850,370	—	2,850,370
Futures Contracts (unrealized appreciation)	13,297,063	2,620,749	—	15,917,812

Total	$77,325,672	$655,835,001	$—	$733,160,673

Liability Valuation Inputs

Description	Level 1		Level 2	Level 3	Total
Equity Basket Total Return Swap	$	—(a)	$—	$—	$—
Forward Foreign Currency Contracts (unrealized depreciation)		—	(3,938,277)	—	(3,938,277)
Futures Contracts (unrealized depreciation)		(11,861,409)	(2,768)	—	(11,864,177)

Total		$(11,861,409)	$(3,941,045)	$—	$(15,802,454)

*	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.
(a)	Represents net unrealized appreciation (depreciation) of $0, as reflected within the Consolidated Portfolio of Investments.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of and underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts, futures contracts and swaps agreements.

The Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds. The Fund uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds, and seeks to use a variety of derivative instruments to capture such exposures in the aggregate. The Fund may also use various strategies commonly used by hedge funds that seek to profit from underlying risk factors, such as merger arbitrage. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed income securities, securities indices, currencies, commodities and other instruments and equity basket total return swap agreements. During the period ended March 31, 2020, the Fund used long and short contracts on U.S. and foreign government bonds, U.S. and foreign equity market indices, foreign currencies, commodities (through investments in the Subsidiary) and short-term interest rates, and short contracts on equity basket total return swaps in accordance with these objectives.

The following is a summary of derivative instruments for the Fund, as of March 31, 2020:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$2,850,370	$—

Exchange-traded asset derivatives
Interest rate contracts	$—	$6,354,429
Foreign exchange contracts	—	1,282,628
Commodity contracts	—	4,700,765
Equity contracts	—	3,579,990

Total exchange-traded asset derivatives	$—	$15,917,812

Total asset derivatives	$2,850,370	$15,917,812

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Swap agreements at value[1]
Over-the-counter liability derivatives
Foreign exchange contracts	$(3,938,277)	$—	$—
Equity Contracts	—	—	(21,831,067)

Total over-the-counter liability derivatives	$(3,938,277)	$—	$(21,831,067)

Exchange-traded liability derivatives
Interest rate contracts	$—	$(1,623,190)	$—
Foreign exchange contracts	—	(987,648)	—
Commodity contracts	—	(8,424,181)	—
Equity contracts	—	(829,158)	—

Total exchange-traded liability derivatives	$—	$(11,864,177)	$—

Total liability derivatives	$(3,938,277)	$(11,864,177)	$(21,831,067)

[1]	Represents swap agreements, at value. Market value of swap agreements is reported in the Consolidated Portfolio of Investments.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter (“OTC”) derivatives, including forward foreign currency contracts and swap agreements, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of March 31, 2020, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
UBS AG	$(1,087,907)	$12,044,161

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2020:

	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Over-the-counter counterparty credit risk
Forward foreign currency contracts	$2,850,370	$—
Collateral pledged to UBS AG	12 044 161	12,044,161
Collateral pledged to Morgan Stanley	9,878,233	9,878,233

Total over-the-counter counterparty credit risk	24,772,764	21,922,394

Exchange-traded counterparty credit risk
Futures contracts	15,917,812	15,917,812
Margin with brokers	45,602,050	45,602,050

Total exchange-traded counterparty credit risk	61,519,862	61,519,862

Total counterparty credit risk	$86,292,626	$83,442,256

Investment Summary at March 31, 2020 (Unaudited)

Certificates of Deposit	57.3%
Commercial Paper	15.1
Time Deposits	10.6
Common Stocks	8.2
Other Notes	4.1
Treasuries	2.1
Other Investments, less than 2% each	0.7

Total Investments	98.1
Other assets less liabilities (including swap agreements, forward foreign currency and futures contracts)	1.9

Net Assets	100.0%